FINANCIAL INSTRUMENTS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to interest expense	$ (59.0)	$ (72.9)	$ (71.1)
Cash flow hedge contracts | Amounts Reclassified from Accumulated other comprehensive loss
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified from accumulated other comprehensive loss	(0.7)	(9.7)	(6.2)
Foreign exchange contracts | Cash flow hedge contracts | Amounts Reclassified from Accumulated other comprehensive loss
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to cost of products sold	0.6	(2.5)	0.9
Commodity contracts | Cash flow hedge contracts | Amounts Reclassified from Accumulated other comprehensive loss
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to cost of products sold	(1.2)	(2.8)	(2.9)
Interest rate contracts | Cash flow hedge contracts | Amounts Reclassified from Accumulated other comprehensive loss
Derivative Instruments, Gain (Loss)
Gain (Loss) reclassified to interest expense	$ (0.1)	$ (4.4)	$ (4.2)